BUSINESS COMBINATION (DETAILS) - JPY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands		12 Months Ended
	Aug. 28, 2014	Mar. 31, 2015	Mar. 31, 2014
Allocation of purchase price
Goodwill		¥ 175,427
TechLaw
Business Acquisition [Line Items]
Cash paid for acquisition	¥ 891,575
Number of shares acquired	10
Future contingent payments	¥ 0
Goodwill expected to be deductible for tax purposes	166,000
Allocation of purchase price
Trade accounts receivable	264,809
Prepaid expense	72,431
Property and equipment	57,805
Other intangible assets	384,626
Other	9,692
Total assets acquired	789,363
Current liabilities	48,669
Total liabilities assumed	48,669
Total identified net assets	740,694
Goodwill	150,881
Purchase price	¥ 891,575
Acquisition related costs incurred and expensed		87,803
Revenues		963,666
Loss before income taxes		15,438
Unaudited pro forma information
Revenues		1,330,741	¥ 804,075
Income (loss) before income taxes		¥ (97,211)	¥ (181,521)
Pro forma basic net loss per share		¥ (2.70)	¥ (5.30)
Pro forma diluted net loss per share		¥ (2.70)	¥ (5.20)